Taxation - Components of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current tax expense	$ 44.1	$ 57.5	$ 50.5
Change in deferred tax	(3.2)	0.7	(16.5)
Total	$ 40.9	$ 58.2	$ 34.0